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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05999
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Bayard D. Waring          Gloucester, Massachusetts   May 10, 2004
   -------------------------------    -------------------------   ------------
           [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
       ---------------          ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        ---------------------

Form 13F Information Table Entry Total: 47
                                        ---------------------

Form 13F Information Table Value Total: $177,200
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name
    1.        28-05993                     Philip B. Waring
    ------       -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE

            COLUMN 1                         COLUMN 2           COLUMN 3 COLUMN 4    COLUMN 5
        Name of Issuer                    Title of Class         CUSIP    Value   Shrs or Sh/ Put/
                                                                        (X $1000) Prn Amt Prn Call
ABERDEEN ASIA PAC PRIME INC               Closed End Mtl Fnd     3009107    69     10,500    SH
ABERDEEN GLOBAL INCOME FUND INC.          Closed End Mtl Fnd     3013109    55      4,000    SH
ACCENTURE LTD-CL A                        Foreign Common       G1150G111   124      5,000    SH
ALLIANCE RESOURCE PARTNERS                Partnership          01877R108   280      7,000    SH
AMERICAN HOME MTG INVT CORP               Common Stock         02660R107   144      5,000    SH
AMERIGAS PARTNERS LP                      Common Stock          30975106   179      6,000    SH
AMGEN INC                                 Common Stock          31162100   291      5,000    SH
Biotech Holders                           Common               09067D201    14        100    SH
Broadband Holdrs                          Common               11130P104    16      1,000    SH
CAREMARK RX INC                           Common Stock         141705103   166      5,000    SH
CERNER CORP                               Common Stock         156782104   226      5,000    SH
CHINA YUCHAI INTERNATIONAL LTD            Foreign Common       G21082105   100      5,000    SH
CISCO SYSTEMS INC                         Common Stock         17275R102   118      5,000    SH
CIT GROUP INC                             Common Stock         125581108   190      5,000    SH
CRAY INC                                  Common Stock         225223106    33      5,000    SH
DOMINION RES BLACK WARRIOR TR             UIT                  25746Q108   139      5,000    SH
EDWARDS LIFESCIENCES CORP                 Common Stock        28176 E108   240      7,500    SH
GENERAL ELECTRIC CORP                     Common Stock         369604103   229      7,500    SH
GREAT PLAINS ENERGY INC                   Common Stock         391164100   169      5,000    SH
GULFTERRA ENERGY PARTNERS LP              Common Stock         40274U108   341      8,000    SH
HOSPITALITY PROPERTIES TRUST              Common Stock         44106M102   232      5,000    SH
INTEL CORP                                Common Stock         458140100   136      5,000    SH
Internet Holdrs                           Common               46059W102    15        300    SH
Ishares Tr Goldman Sachs MM Ntwrk Indx    Common               464287531    16        500    SH
Ishares Tr S&P Global Energy Sector       Common               464287341    15        250    SH
JDS UNIPHASE CORP                         Common Stock         46612J101    57     14,000    SH
JP MORGAN CHASE & CO                      Common Stock         46625H100   210      5,000    SH
Korea Fund Inc                            Common               500634100     6        300    SH
LEXAR MEDIA INC                           Common Stock         52886P104    83      5,000    SH
Lucent Technologies                       Common               549463107     4      1,000    SH
Mexico Fund Inc                           Common               592835102    28      1,400    SH
MORGAN STANLEY ASIA-PACIFIC FND           Closed End Mtl Fnd   61744U106    60      5,000    SH
Nasdaq 100 Trust                          Common               631100104    18        500    SH
New Germany Fund Inc                      Common               644465106    11      1,500    SH
NEXTEL COMMUNICATIONS INC                 Common Stock         65332V103   123      5,000    SH
NORTEL NETWORKS CORP                      Foreign Common       656568102    30      5,000    SH
NOVELL INC                                Common Stock         670006105    57      5,000    SH
PETROCHINA CO LTD ADR                     Foreign Common       71646E100   256      5,000    SH
Select Sector SPDR Tr Consumer            Common               81369Y407    19        600    SH
Singapore Fund Inc                        Common               82929L109    11      1,400    SH
SOUTHTRUST CORP                           Common Stock         844730101   100      3,000    SH
Streettracks Ser Tr. DL US Large          Common              86330 E109    18        400    SH
Streettracks Ser Tr. Mrgn Stnly HT35 Indx Common               86330E703    17        350    SH
Templeton Russia Fund Inc                 Common               88022F105    14        300    SH
TEXAS INSTRUMENTS INC                     Common Stock         882508104   146      5,000    SH
UTSTARCOM INC                             Common Stock         918076100   144      5,000    SH
Wireless Holdrs Tr Dep Rct                Common                9753L208    17        300    SH

            COLUMN 1                       COLUMN 6     COLUMN 7          COLUMN 8
        Name of Issuer                    Investment     Other       Voting Authority
                                          Discretion    Managers    Sole   Shared  None
ABERDEEN ASIA PAC PRIME INC               Shared Other     1       10,500     0      0
ABERDEEN GLOBAL INCOME FUND INC.          Shared Other     1        4,000     0      0
ACCENTURE LTD-CL A                        Shared Other     1        5,000     0      0
ALLIANCE RESOURCE PARTNERS                Shared Other     1        7,000     0      0
AMERICAN HOME MTG INVT CORP               Shared Other     1        5,000     0      0
AMERIGAS PARTNERS LP                      Shared Other     1        6,000     0      0
AMGEN INC                                 Shared Other     1        5,000     0      0
Biotech Holders                           Shared-Other     1          100     0      0
Broadband Holdrs                          Shared-Other     1        1,000     0      0
CAREMARK RX INC                           Shared Other     1        5,000     0      0
CERNER CORP                               Shared Other     1        5,000     0      0
CHINA YUCHAI INTERNATIONAL LTD            Shared Other     1        5,000     0      0
CISCO SYSTEMS INC                         Shared Other     1        5,000     0      0
CIT GROUP INC                             Shared Other     1        5,000     0      0
CRAY INC                                  Shared Other     1        5,000     0      0
DOMINION RES BLACK WARRIOR TR             Shared Other     1        5,000     0      0
EDWARDS LIFESCIENCES CORP                 Shared Other     1        7,500     0      0
GENERAL ELECTRIC CORP                     Shared Other     1        7,500     0      0
GREAT PLAINS ENERGY INC                   Shared Other     1        5,000     0      0
GULFTERRA ENERGY PARTNERS LP              Shared Other     1        8,000     0      0
HOSPITALITY PROPERTIES TRUST              Shared Other     1        5,000     0      0
INTEL CORP                                Shared Other     1        5,000     0      0
Internet Holdrs                           Shared-Other     1          300     0      0
Ishares Tr Goldman Sachs MM Ntwrk Indx    Shared-Other     1          500     0      0
Ishares Tr S&P Global Energy Sector       Shared-Other     1          250     0      0
JDS UNIPHASE CORP                         Shared Other     1       14,000     0      0
JP MORGAN CHASE & CO                      Shared Other     1        5,000     0      0
Korea Fund Inc                            Shared-Other     1          300     0      0
LEXAR MEDIA INC                           Shared Other     1        5,000     0      0
Lucent Technologies                       Shared-Other     1        1,000     0      0
Mexico Fund Inc                           Shared-Other     1        1,400     0      0
MORGAN STANLEY ASIA-PACIFIC FND           Shared Other     1        5,000     0      0
Nasdaq 100 Trust                          Shared-Other     1          500     0      0
New Germany Fund Inc                      Shared-Other     1        1,500     0      0
NEXTEL COMMUNICATIONS INC                 Shared Other     1        5,000     0      0
NORTEL NETWORKS CORP                      Shared Other     1        5,000     0      0
NOVELL INC                                Shared Other     1        5,000     0      0
PETROCHINA CO LTD ADR                     Shared Other     1        5,000     0      0
Select Sector SPDR Tr Consumer            Shared-Other     1          600     0      0
Singapore Fund Inc                        Shared-Other     1        1,400     0      0
SOUTHTRUST CORP                           Shared Other     1        3,000     0      0
Streettracks Ser Tr. DL US Large          Shared-Other     1          400     0      0
Streettracks Ser Tr. Mrgn Stnly HT35 Indx Shared-Other     1          350     0      0
Templeton Russia Fund Inc                 Shared-Other     1          300     0      0
TEXAS INSTRUMENTS INC                     Shared Other     1        5,000     0      0
UTSTARCOM INC                             Shared Other     1        5,000     0      0
Wireless Holdrs Tr Dep Rct                Shared-Other     1          300     0      0